Average Annual Total Returns - Nationwide Global Sustainable Equity Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Class R6 Shares After Taxes on Distributions 1 Year	Class R6 Shares After Taxes on Distributions 5 Years	Class R6 Shares After Taxes on Distributions 10 Years	Class R6 Shares After Taxes on Distributions and Sales of Shares 1 Year	Class R6 Shares After Taxes on Distributions and Sales of Shares 5 Years	Class R6 Shares After Taxes on Distributions and Sales of Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	MSCI World Index® Free (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	MSCI World Index® Free (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	MSCI World Index® Free (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	13.23%	12.41%	8.15%	18.20%	12.87%	7.96%	20.56%	14.19%	9.15%	20.17%	12.99%	8.41%	12.44%	11.12%	7.35%	20.47%	14.08%	9.07%	15.90%	12.19%	9.87%